Unaudited Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following tables set forth selected unaudited quarterly consolidated statement of operations data for each of the quarters indicated as well as the percentage of total revenue for each line item shown. The unaudited information should be read in conjunction with our financial statements and related notes included elsewhere in this report. We believe that the following unaudited information reflects all normal recurring adjustments necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	Three months ended
	Dec 31, 2015	Sept 30, 2015	Jun 30, 2015	Mar 31, 2015	Dec 31, 2014	Sept 30, 2014	Jun 30, 2014	Mar 31, 2014
	(in thousands)
Revenue
Subscription and support	$32,102	$29,832	$28,085	$26,269	$25,011	$23,690	$21,968	$20,648
Professional services	7,780	6,436	5,883	8,885	5,118	4,229	4,546	7,484
Total revenue	39,882	36,268	33,968	35,154	30,129	27,919	26,514	28,132
Cost of revenue
Subscription and support	5,791	5,319	5,564	5,885	6,097	5,387	5,029	4,669
Professional services	5,222	4,457	4,189	3,777	3,864	3,152	2,882	2,798
Total cost of revenue	11,013	9,776	9,753	9,662	9,961	8,539	7,911	7,467
Gross profit	28,869	26,492	24,215	25,492	20,168	19,380	18,603	20,665
Operating expenses
Research and development	13,496	12,766	12,196	12,008	11,911	11,175	10,772	10,287
Sales and marketing	18,632	20,903	16,329	13,705	14,063	16,248	12,747	10,440
General and administrative	8,538	7,153	6,291	6,734	5,797	4,572	5,186	4,228
Total operating expenses	40,666	40,822	34,816	32,447	31,771	31,995	28,705	24,955
Loss from operations	(11,797)	(14,330)	(10,601)	(6,955)	(11,603)	(12,615)	(10,102)	(4,290)
Interest expense	(508)	(494)	(513)	(510)	(763)	(700)	(316)	(265)
Other income and (expense), net (1)	2,014	163	191	(66)	(259)	(67)	(145)	3
Loss before provision for income taxes	(10,291)	(14,661)	(10,923)	(7,531)	(12,625)	(13,382)	(10,563)	(4,552)
Provision (benefit) for income taxes	2	(31)	106	(84)	32	—	—	—
Net loss	$(10,293)	$(14,630)	$(11,029)	$(7,447)	$(12,657)	$(13,382)	$(10,563)	$(4,552)

(1) During December 2015, we resolved all contingencies associated with a government grant agreement resulting in higher government grant income recorded to “Other income and (expense), net” (see Note 5).